UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10045
CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2005

Item 1. Schedule of Investments.
CALVERT IMPACT FUND
CALVERT SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

EQUITY SECURITIES - 95.0%	Shares	Value

Advertising Agencies - 4.8%
Advo, Inc.	18,600	$592,410
Harte-Hanks, Inc.	3,700	110,001

		702,411

Banks — Outside New York City - 5.0%
Glacier Bancorp, Inc.	28,000	731,640

Chemicals - 2.1%
Airgas, Inc.	12,600	310,842

Computer — Services, Software & Systems - 2.5%
Dendrite International, Inc.*	26,500	365,700

Consumer Products - 8.2%
American Greetings Corp.	13,900	368,350
Matthews International Corp.	11,000	428,560
Spectrum Brands, Inc.*	11,900	392,700

		1,189,610

Diversified Financial Services - 4.3%
Bisys Group, Inc.*	22,000	328,680
Jones Lang LaSalle, Inc.*	6,900	305,187

		633,867

Diversified Materials & Processing - 4.6%
Acuity Brands, Inc.	26,000	667,940

Financial Data Processing Services - 0.8%
Fair Isaac Corp.	3,100	113,150

Foods - 3.6%
Lance, Inc.	30,200	519,742

Healthcare Services - 6.0%
Apria Healthcare Group, Inc.*	25,400	879,856

Household Furnishings - 3.2%
Libbey, Inc.	29,300	463,233

Identification Control & Filter Devices - 0.9%
IDEX Corp.	3,400	131,274

Insurance — Multi-Line - 5.9%
Hilb, Rogal, & Hobbs Co.	19,100	657,040
Markel Corp.*	600	203,400

		860,440

Investment Management Companies - 5.6%
Affiliated Managers Group, Inc.*	3,300	225,489
Eaton Vance Corp.	5,400	129,114
Waddell & Reed Financial, Inc.	24,700	456,950

		811,553

Medical & Dental — Instruments & Supplies - 7.5%
Invacare Corp.	10,400	461,344
Sybron Dental Specialties, Inc.*	16,700	628,254

		1,089,598

Office Furniture & Business Equipment - 0.9%
Steelcase, Inc.	9,600	132,960

Publishing — Miscellaneous - 4.1%
Banta Corp.	13,300	603,288

Publishing — Newspapers - 5.6%
Journal Register Co.*	43,000	752,930
Lee Enterprises, Inc.	1,500	60,135

		813,065

Radio & Television Broadcasters - 7.9%
Entercom Communications Corp.*	23,600	785,644
Radio One, Inc., Class D*	29,300	374,161

		1,159,805

Restaurants - 2.1%
Ruby Tuesday, Inc.	11,800	305,620

Retail - 1.0%
Saks, Inc.*	7,500	142,275

Services — Commercial - 2.8%
Brink’s Co.	11,400	410,400

Telecommunications Equipment - 0.7%
Andrew Corp.*	8,500	108,460

Textile Products - 4.1%
Interface, Inc.*	74,800	602,140

Textiles Apparel Manufacturers - 0.8%
Columbia Sportswear Co.*	2,400	118,536

Total Equity Securities (Cost $13,887,222)		13,867,405

TOTAL INVESTMENTS (Cost $13,887,222) - 95.0%		13,867,405
Other assets and liabilities, net - 5.0%		724,886

NET ASSETS - 100%		$14,592,291

* Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT IMPACT FUND
CALVERT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

EQUITY SECURITIES - 98.1%	Shares	Value

Banks — Outside New York City - 1.8%
Bank of America Corp.	141,000	$6,431,010
US Bancorp	39,400	1,150,480

		7,581,490

Biotechnology — Research & Production - 3.1%
Amgen, Inc.*	124,200	7,509,132
Genzyme Corp. — General Division*	90,600	5,444,154

		12,953,286

Communications & Media - 0.9%
Time Warner, Inc.*	226,300	3,781,473

Communications Technology - 7.0%
ADC Telecommunications, Inc.*	313,600	6,827,072
America Movil, SA de CV (ADR)	96,000	5,722,560

Cisco Systems, Inc.*	205,000	3,917,550
Juniper Networks, Inc.*	250,133	6,298,349
NCR Corp.*	183,600	6,448,032

		29,213,563

Computer — Services, Software & Systems - 7.1%
Adobe Systems, Inc.	236,600	6,771,492
Affiliated Computer Services, Inc.*	112,300	5,738,530
Autodesk, Inc.	136,800	4,701,816
Citrix Systems, Inc.*	67,600	1,464,216
Cognizant Technology Solutions Corp.*	132,800	6,258,864
Digital River, Inc.*	91,000	2,889,250
Symantec Corp.*	80,600	1,752,244

		29,576,412

Computer Technology - 5.8%
Apple Computer, Inc.*	212,300	7,814,763
Dell, Inc.*	212,800	8,407,728
Network Appliance, Inc.*	137,500	3,887,125
Nvidia Corp.*	160,000	4,275,200

		24,384,816

Consumer Electronics - 2.9%
Garmin Ltd.	67,200	2,872,800
Harman International Industries, Inc.	44,200	3,596,112
Yahoo!, Inc.*	166,500	5,769,225

		12,238,137

Consumer Products - 0.6%
Gillette Co.	47,700	2,415,051

Diversified Financial Services - 2.1%
Brascan Corp.	90,200	3,442,032
Chicago Mercantile Exchange Holdings, Inc.	18,300	5,407,650

		8,849,682

Diversified Materials & Processing - 0.6%
Armor Holdings, Inc.*	65,800	2,606,338

Diversified Production - 0.7%
Danaher Corp.	52,600	2,753,084

Drug & Grocery Store Chains - 4.6%
CVS Corp.	128,400	3,732,588
Walgreen Co.	203,100	9,340,569
Whole Foods Market, Inc.	53,300	6,305,390

		19,378,547

Drugs & Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	303,300	7,576,434
Gilead Sciences, Inc.*	111,000	4,882,890
Johnson & Johnson	51,744	3,363,360
Teva Pharmaceutical Industries Ltd. (ADR)	160,800	5,007,312

		20,829,996

Electronics — Component Distribution - 1.4%
WESCO International, Inc.*	183,000	5,742,540

Electronics — Medical Systems - 1.2%
Affymetrix, Inc.*	78,000	4,206,540
Medtronic, Inc.	18,900	978,831

		5,185,371

Electronics — Semiconductors / Components - 3.0%
Jabil Circuit, Inc.*	126,900	3,899,637
Linear Technology Corp.	22,800	836,532
Marvell Technology Group Ltd.*	202,700	7,710,708

		12,446,877

Financial Data Processing Services - 1.5%
Fiserv, Inc.*	143,700	6,171,915

Financial Information Services - 1.4%
Moody’s Corp.	129,000	5,799,840

Healthcare Services - 2.0%
WellPoint, Inc.*	117,400	8,175,736

Home Building - 2.9%
DR Horton, Inc.	88,933	3,344,770
KB Home	57,000	4,345,110
Pulte Homes, Inc.	50,600	4,263,050

		11,952,930

Household Equipment & Products - 1.7%
Black & Decker Corp.	77,800	6,990,330

Insurance — Life - 1.6%
Prudential Financial, Inc.	103,000	6,762,980

Insurance — Multi-Line - 2.4%
Cigna Corp.	37,200	3,981,516
Hartford Financial Services Group, Inc.	42,600	3,185,628
Safeco Corp.	51,200	2,782,208

		9,949,352

Insurance — Property & Casualty - 2.1%
Chubb Corp.	86,700	7,422,387
Progressive Corp.	15,500	1,531,555

		8,953,942

Investment Management Companies - 0.7%
SEI Investments Co.	78,500	2,931,975

Machinery — Agricultural - 1.7%
Deere & Co.	110,600	7,243,194

Machinery — Engines - 0.8%
Cummins, Inc.	45,700	3,409,677

Machinery — Oil Well Equipment & Services - 1.1%
Cal Dive International, Inc.*	84,800	4,440,976

Medical & Dental — Instruments & Supplies - 0.2%
Stryker Corp.	19,300	917,908

Multi-Sector Companies - 0.3%
3M Co.	17,700	1,279,710

Office Furniture & Business Equipment - 1.0%
Canon, Inc. (ADR)	6,900	363,147
Xerox Corp.*	285,200	3,932,908

		4,296,055

Oil — Crude Producers - 6.1%
Chesapeake Energy Corp.	240,900	5,492,520
EOG Resources, Inc.	159,200	9,042,560
Pioneer Natural Resources Co.	132,700	5,584,016
XTO Energy, Inc.	157,066	5,338,673

		25,457,769

Oil — Integrated International - 1.7%
EnCana Corp.	180,000	7,126,200

Railroads - 1.7%
Canadian National Railway Co.	123,900	7,142,835

Restaurants - 1.5%
Starbucks Corp.*	120,800	6,240,528

Retail - 7.2%
Bed Bath & Beyond, Inc.*	130,200	5,439,756
Fastenal Co.	38,700	2,370,762
Home Depot, Inc.	209,600	8,153,440
Lowe’s Co.’s, Inc.	70,500	4,104,510
Nordstrom, Inc.	132,400	8,999,228
Staples, Inc.	37,050	789,906

		29,857,602

Securities Brokers & Services - 3.5%
Franklin Resources, Inc.	72,100	5,550,258
Legg Mason, Inc.	88,900	9,255,379

		14,805,637

Services — Commercial - 2.6%
Getty Images, Inc.*	106,500	7,908,690
Korn / Ferry International*	167,800	2,978,450

		10,887,140

Soaps & Household Chemicals - 0.2%
Procter & Gamble Co.	19,300	1,018,075

Telecommunications Equipment - 0.4%
Telefonaktiebolaget LM Ericsson (ADR)*	48,800	1,559,160

Utilities — Gas Distribution - 0.9%
Kinder Morgan, Inc.	7,800	648,960
Questar Corp.	43,800	2,886,420

		3,535,380

Utilities — Telecommunications - 3.1%
BellSouth Corp.	228,800	6,079,216
SBC Communications, Inc.	297,400	7,063,250

		13,142,466

Total Equity Securities (Cost $376,946,353)		409,985,975

	Principal
Certificates of Deposit - 0.0%	Amount	Value

Shore Bank & Trust Co., 2.85%, 2/11/06 (b)(k)	$100,000	$99,770

Total Certificates of Deposit (Cost $100,000)		99,770

U.S. Government Agencies and Instrumentalities - 1.6%
Federal Home Loan Bank Discount Notes, 7/1/05	6,500,000	6,500,000

Total U.S. Government Agencies and Instrumentalities (Cost $6,500,000)		6,500,000

TOTAL INVESTMENTS (Cost $383,546,353) - 99.7%		416,585,745
Other assets and liabilities, net - 0.3%		1,209,782

Net Assets - 100%		$417,795,527

* Non income producing security
Abbreviations:
ADR: American Depository Receipt
(b) This security was valued by the Board of Directors. See note A.
(k) These certificates of deposit are fully insured by agencies of the federal government.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT IMPACT FUND
CALVERT MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

EQUITY SECURITIES - 95.4%	Shares	Value

Advertising Agencies - 4.8%
Harte-Hanks, Inc.	20,900	$621,357
Omnicom Group, Inc.	1,900	151,734

		773,091

Consumer Products - 2.9%
Spectrum Brands, Inc.*	13,800	455,400

Drug & Grocery Store Chains - 1.2%
CVS Corp.	6,800	197,676

Financial Data Processing Services - 5.0%
Fair Isaac Corp.	8,800	321,200
SunGard Data Systems, Inc.*	13,400	471,278

		792,478

Financial Information Services - 2.5%
D & B Corp.*	6,500	400,725

Financial Miscellaneous - 5.0%
MBIA, Inc.	13,500	800,685

Healthcare Management Services - 5.3%
IMS Health, Inc.	33,800	837,226

Healthcare Services - 9.3%
Lincare Holdings, Inc.*	16,900	690,196
Omnicare, Inc.	18,500	784,955

		1,475,151

Household Equipment & Products - 3.6%
Black & Decker Corp.	6,400	575,040

Insurance — Multi-Line - 3.8%
Markel Corp.*	1,800	610,200

Investment Management Companies - 7.7%
Affiliated Managers Group, Inc.*	2,300	157,159
Eaton Vance Corp.	18,400	439,944
T. Rowe Price Group, Inc.	10,000	626,000

		1,223,103

Medical & Dental — Instruments & Supplies - 6.7%
Invacare Corp.	9,700	430,292
Sybron Dental Specialties, Inc.*	16,900	635,778

		1,066,070

Miscellaneous Equipment - 3.4%
W.W. Grainger, Inc.	10,000	547,900

Office Furniture & Business Equipment - 7.5%
Diebold, Inc.	14,400	649,584
Steelcase, Inc.	39,400	545,690

		1,195,274

Publishing — Miscellaneous - 4.1%
Meredith Corp.	13,400	657,404

Publishing — Newspapers - 4.0%
McClatchy Co.	9,700	634,768

Radio & Television Broadcasters - 2.8%
Entercom Communications Corp.*	13,600	452,744

Restaurants - 1.6%
Ruby Tuesday, Inc.	9,800	253,820

Retail - 2.4%
Saks, Inc.*	20,400	386,988

Securities Brokers & Services - 4.6%
Legg Mason, Inc.	7,000	728,770

Services — Commercial - 4.7%
Brink’s Co.	20,600	741,600

Telecommunications Equipment - 2.5%
Andrew Corp.*	31,100	396,836

Total Equity Securities (Cost $14,602,313)		15,202,949

Total Investments (Cost $14,602,313) - 95.4%		15,202,949
Other assets and liabilities, net - 4.6%		733,300

Net Assets - 100%		$15,936,249

* Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Large Cap Growth Fund, Calvert Small Cap Value Fund, and Calvert Mid Cap Value Fund, each a series of Calvert Impact Fund, Inc. (the “Fund”), are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Calvert Impact Fund, Inc. was organized as a Maryland corporation on August 10, 2000. On October 19, 2000, the Large Cap Growth Fund sold 6,667 shares (“initial shares”) valued at $100,000, to Calvert Asset Management Company, Inc., the Fund’s investment advisor. The Large Cap Growth Fund began operations on October 31, 2000 and offers Class A, Class B, Class C, and

Class I shares. The Small Cap Value and Mid Cap Value Funds began operations on October 1, 2004 and each offers Class A, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares have no front-end or deferred sales charge. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2005, securities valued at $99,770 or 0.0% of net assets were fair valued in the Large Cap Growth Fund in good faith under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund and is accounted for as addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2005, and net realized capital loss carryforwards as of September 30, 2004 with expiration dates:

	Large Cap	Small Cap
	Growth	Value	Mid Cap Value

Federal income tax cost of investments	$383,616,162	$13,895,203	$14,602,313
Unrealized appreciation	40,104,403	461,690	884,346
Unrealized depreciation	7,134,820	489,488	283,710
Net unrealized appreciation/ (depreciation)	$32,969,583	($27,798)	$600,636
Capital Loss Carryforwards

Large Cap
Expiration Date	Growth

30-Sep-10	$3,459,944
30-Sep-11	3,057,676

$6,517,620

Capital losses may be utilized to offset current and future capital gains until expiration.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 25, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 25, 2005

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date: August 26, 2005